Related Party Transaction and Balance - Summary of Related Party Transaction and Balance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Prepayments and other current assets	¥ 1,000
Yi Wang
Related Party Transaction [Line Items]
Name of related parties	Yi Wang
Relationship with the Company	Shareholder of the Company
Loan to shareholders	¥ 600	¥ 0	¥ 0
Prepayments and other current assets	¥ 600	0
Zheren Hu
Related Party Transaction [Line Items]
Name of related parties	Zheren Hu
Relationship with the Company	Shareholder of the Company
Loan to shareholders	¥ 250	0	0
Prepayments and other current assets	¥ 250	0
Hui Lin
Related Party Transaction [Line Items]
Name of related parties	Hui Lin
Relationship with the Company	Shareholder of the Company
Loan to shareholders	¥ 150	0	¥ 0
Prepayments and other current assets	¥ 150	¥ 0